AllianzGI Opportunity Fund
AllianzGI Opportunity Fund

ALLIANZ FUNDS

Supplement Dated October 31, 2014

to the Statutory Prospectus for Class A, Class B, Class C, Class R,

Institutional Class, Class R6, Class P, Administrative Class and Class D

Shares of Allianz Funds

Dated August 29, 2014 (as supplemented thereafter)

Disclosure Relating to All Series

(each, a “Fund,” and collectively, the “Funds”)

On October 8-9, 2014, the Board of Trustees of Allianz Funds (the “Trust”) approved an Expense Waiver Agreement between the Trust and Allianz Global Investors Fund Management LLC, effective as of November 1, 2014 for a one-year period. The Trust’s statutory prospectus is hereby revised to reflect the terms of the Expense Waiver Agreement, as described in further detail below.

Disclosure Relating to AllianzGI Opportunity Fund

Within the Fund Summary relating to the AllianzGI Opportunity Fund, the fee tables and expense examples for the Fund under “Fees and Expenses of the Fund” are hereby revised in their entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianzGI Opportunity Fund		A	B	C	R	Institutional	P	Administrative	D
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	5.00%	1.00%	none	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class B shares, the maximum CDSC is imposed on shares redeemed in the first year, with CDSCs decreasing over time to zero for shares held longer. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianzGI Opportunity Fund		A	B	C	R	Institutional	P	Administrative	D
Management Fees		1.05%	1.05%	1.05%	1.05%	0.95%	1.05%	0.95%	1.05%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	0.50%	none	none	0.25%	0.25%
Other Expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		1.31%	2.06%	2.06%	1.56%	0.96%	1.06%	1.21%	1.31%
Expense Reductions	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.26%	2.01%	2.01%	1.51%	0.91%	1.01%	1.16%	1.26%
[1]	Effective November 1, 2014, AGIFM has contractually agreed to observe, through October 31, 2015, an irrevocable fee waiver of a portion of its advisory fees ("Management Fees" in the table above consist of administrative fees and advisory fees paid to AGIFM), which reduces the 0.65% contractual fee rate by 0.05% to 0.60%.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. The Examples also assume conversion of Class B shares to Class A shares after seven years. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example AllianzGI Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	671	938	1,224	2,038
B	704	941	1,304	2,103
C	304	641	1,104	2,386
R	154	488	845	1,852
Institutional	93	301	526	1,173
P	103	332	580	1,290
Administrative	118	379	660	1,462
D	128	410	713	1,575

Example: Assuming you do not redeem your shares
Expense Example No Redemption AllianzGI Opportunity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
A	671	938	1,224	2,038
B	204	641	1,104	2,103
C	204	641	1,104	2,386
R	154	488	845	1,852
Institutional	93	301	526	1,173
P	103	332	580	1,290
Administrative	118	379	660	1,462
D	128	410	713	1,575